Equity Investments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information for P&G Joint Venture and Techlab on Combined Condensed Results of Operations

Summarized financial information for the P&G joint venture and TechLab on a combined basis is as follows (in thousands):

Combined condensed results of operations:

	For The Years Ended December 31,
	2012	2011	2010
Net revenue	$212,955	$232,857	$224,193

Gross profit	$139,694	$146,466	$142,159

Net income after taxes	$26,056	$15,922	$20,913

Financial Information for P&G Joint Venture and Techlab on Combined Condensed Balance Sheets

Combined condensed balance sheets:

	As of December 31,
	2012	2011
Current assets	$79,842	$84,376
Non-current assets	38,991	37,659

Total assets	$118,833	$122,035

Current liabilities	$45,084	$49,453
Non-current liabilities	6,791	6,326

Total liabilities	$51,875	$55,779